Financial liabilities - Narrative (Details) € in Millions, $ in Millions, $ in Millions						6 Months Ended
	Mar. 06, 2025 EUR (€)	Feb. 17, 2025 EUR (€)	May 20, 2024 EUR (€)	Mar. 14, 2024 EUR (€)	Jan. 22, 2024 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Mar. 29, 2025 EUR (€)	Mar. 19, 2025 EUR (€)	Mar. 18, 2025 EUR (€)	Mar. 06, 2025 AUD ($)	Feb. 06, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Mar. 14, 2024 USD ($)	Feb. 08, 2024 EUR (€)	Feb. 08, 2024 USD ($)
Disclosure of financial liabilities [line items]
Subordinated liabilities						€ 4,084.0	€ 3,210.0
Other financial liabilities						€ 44,297.0							€ 39,916.0
Subordinated | Issuance By Banco Santander SA In January 2024
Disclosure of financial liabilities [line items]
Notional amount					€ 1,250.0
Subordinated issue, term					10 years 3 months
Notional amount, placed on the market (in percentage)					99.74%
Interest rate					5.00%
Initial interest rate term					5 years 3 months
Adjustment to reference rate, after initial interest rate period					2.50%
Subordinated issue, Euro Swap rate term					5 years
Subordinated Liabilities, Preference Shares
Disclosure of financial liabilities [line items]
Notional amount			€ 187.6
Issuance By Banco Santander S.A. In March 2025 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount	€ 202.0							€ 50.0		€ 1,500.0	$ 350
Subordinated issue, term	10 years
Notional amount, placed on the market (in percentage)	100.00%										100.00%
Interest rate	1.92%										1.92%
Initial interest rate term	5 years
Issuance By Banco Santander S.A. In March 2025 | Subordinated Debentures
Disclosure of financial liabilities [line items]
Notional amount	€ 144.0										$ 250
Subordinated issue, term	10 years
Notional amount, placed on the market (in percentage)	100.00%										100.00%
Interest rate	5.80%										5.80%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period	1.92%										1.92%
Repaid By Banco Santander S.A. In March 2025 | Tier One Contingently Convertible Preferred Securities
Disclosure of financial liabilities [line items]
Notional amount									€ 187.6
Issuance By Banco Santander S.A. In February 2025, ISIN XS138406464587 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount												€ 1,500.0
Subordinated liabilities		€ 600.8
Issuance By Banco Santander S.A. In February 2025, ISIN XS1548444816 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount												€ 1,000.0
Subordinated liabilities		€ 563.6
Issuance By Banco Santander S.A. In March 2024 | Subordinated
Disclosure of financial liabilities [line items]
Notional amount				€ 1,158.0										$ 1,250
Subordinated issue, term				10 years
Interest rate				6.35%										6.35%
Repaid By Banco Santander S.A. In February 2024 | Tier One Contingently Convertible Preferred Securities
Disclosure of financial liabilities [line items]
Notional amount															€ 1,110.0	$ 1,200
Repaid By Banco Santander S.A. In May 2024 | Subordinated Liabilities, Preference Shares
Disclosure of financial liabilities [line items]
Notional amount			1,312.4
Issuance By Banco Santander S.A. In May 2024 | Subordinated Liabilities, Preference Shares
Disclosure of financial liabilities [line items]
Notional amount			€ 1,500.0
Interest rate			7.00%
Initial interest rate term			6 years
Reprice term			5 years
Subordinated issue, mid-swap rate term			5 years
Issuance By Banco Santander S.A. In May 2024 | Subordinated Liabilities, Preference Shares | Mid Swap Rate Five Year Euro
Disclosure of financial liabilities [line items]
Adjustment to reference rate, after initial interest rate period			4.432%